Equity Incentive Plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans
12. Equity Incentive Plans
Pursuant to the terms of the Business Combination, upon the Closing Date, each option to purchase Old Tango’s common stock became an option to purchase shares of common stock of the surviving entity and was subsequently adjusted using an exchange ratio of 0.34. A retroactive adjustment has been applied to all periods presented to reflect the Business Combination and reverse recapitalization as discussed further in Note 3.
Founder and Advisor Awards
During 2017, the Company issued 4,690,000 shares of restricted common stock outside of the Company’s 2017 Stock Option and Grant Plan to nonemployee founders and advisors (the “Founders and Advisors”). The shares are issued under the terms of the respective restricted common stock agreements and are subject to repurchase by the Company at the original purchase price per share upon the termination of the grantee’s service relationship with the Company. As the restrictions are released and the awards vest, the value is recorded as common stock and excess of par value is recorded as additional paid in capital on the accompanying balance sheet. As of December 31, 2021, all founder and advisor restricted stock awards (“RSAs”) had vested.
2017 Stock Option and Grant Plan
In March 2017, the Company’s stockholders approved the 2017 Stock Option and Grant Plan (the “2017 Plan”), under which stock options and RSAs were granted to eligible employees, officers, directors, consultants, or other key persons who provide services to the Company. Such issuances under the 2017 Plan were subject to vesting, forfeiture and other restrictions as deemed appropriate by the board of directors (“Board of Directors”) at the time of issuance.
Upon effectiveness of the 2021 Stock Option and Incentive Plan (the “2021 Plan”) in August 2021, the remaining shares available under the 2017 Plan ceased to be available for issuance and no future issuances will be made under the 2017 Plan. The shares of common stock underlying outstanding awards under the 2017 Plan that are forfeited, cancelled, reacquired by the Company prior to vesting, expire or are otherwise terminated (other than by exercise) will be added to the shares of common stock available for issuance under the 2021 Plan.
2021 Stock Option and Incentive Plan
Upon the closing of the Business Combination in August 2021, the Company’s stockholders approved the 2021 Plan under which stock options, RSAs, unrestricted stock awards, restricted stock units, or any combination of the forgoing may be granted to eligible employees, officers, directors, consultants, or other key persons who provide services to the Company. Such issuances are subject to vesting, forfeiture and other restrictions as deemed appropriate by the Board of Directors at the time of issuance.
Upon approval, the maximum number of shares of stock reserved and available for issuance under the 2021 Plan was 9,498,725 shares. The number of shares available for future grant will automatically increase on the first day of each fiscal year by an amount equal to the least of: (i) five percent of the number of shares of Stock issued and outstanding on the immediately preceding December 31 or (ii) such lesser number of shares as determined by the 2021 Plan Administrator, as appointed by the Board of Directors. Awards that are returned to the Company’s equity plan as a result of forfeiture, cancellation, are reacquired by the Company prior to vesting, expiration, or any other form of termination (other than by exercise) are automatically made available for issuance under the 2021 Plan. As of December 31, 2021, there were 6,271,873 shares available for future grant under the 2021 Plan and on January 1, 2022, the number of shares available for future grant under the 2021 Plan increased by 4,377,321 shares.
2021 Employee Stock Purchase Plan
The 2021 Employee Stock Purchase Plan (the “2021 ESPP”) was adopted and approved by the Company’s board of directors and by the Company’s stockholders and became effective upon the closing of the Business Combination in August 2021. An aggregate of 949,873 shares were reserved for issuance. The 2021 ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022 and each January 1 thereafter, by the least of (i) 1% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, (ii) 949,873 shares or (iii) such number of shares as determined by the administrator. The 2021 ESPP was increased by 875,464 shares on January 1, 2022.

Restricted Stock Awards
The following table summarizes the RSA activity of the Company’s plans as of and for the years ended December 31, 2021 and 2020:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested restricted common stock outstanding as of December 31, 2019	1,084,125	$1.07

Vested	(788,227)	$1.06
Forfeited	(39,087)	$0.23

Unvested restricted common stock outstanding as of December 31, 2020	256,811	$1.22

Vested	(256,598)	$1.22
Forfeited	(213)	$1.35

Unvested restricted common stock outstanding as of December 31, 2021	—	$—

RSAs represent an unsecured promise to grant at no cost a set number of shares of common stock upon vesting. RSA recipients are not entitled to cash dividends and have no voting rights during the vesting period. The RSAs are issued under the terms of the respective RSA agreements and are subject to repurchase upon the holder’s termination of their service relationship with the Company. The award restrictions are released as the awards vest. Upon vesting, the value is recorded as common stock and excess of par value as is recorded as additional paid in capital on the accompanying balance sheets. The common stock is subject to the Company’s right to repurchase at the original purchase price per share.
As of December 31, 2021, all RSAs had vested. The aggregate fair value of RSAs that vested during the years ended December 31, 2021 and 2020 was $0.3 million and $0.5 million, respectively.
Stock Options
The following table summarizes the stock option activity of the Company’s plans as of and for the years ended December 31, 2021 and 2020:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2020	4,094,544	$1.88	8.58	$6,635,627
Granted	6,200,841	$7.53
Exercised	(638,754)	$1.66
Cancelled	(283,638)	$3.34

Options outstanding as of December 31, 2021	9,372,993	$5.59	8.55	$51,415,394
Options exercisable as of December 31, 2021	2,117,654	$2.56	6.52	$17,759,485
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.
The total intrinsic value of options exercised totaled $4.8 million and less than $0.1 million for the years ended December 31, 2021 and 2020, respectively. The weighted-average grant date fair value per share of stock options granted was $5.40 and $1.44 for the years ending December 31, 2021 and 2020, respectively.
As of December 31, 2021, total unrecognized compensation expense related to stock options was $29.3 million, which the Company expects to recognize over a remaining weighted-average period of 3.0 years. Substantially all options outstanding as of December 31, 2021 are expected to vest.
Stock Option Valuation
The weighted average assumptions used to estimate the grant date fair value of the stock options using the Black-Scholes option pricing model were as follows:

	2021	2020
Expected option life (in years)	6.2	5.0 – 6.1
Expected volatility	72%	67% – 72%
Risk-free interest rate	0.5%	0.4% – 1.4%
Expected dividend yield	—%	—%
Stock-Based Compensation Expense
The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations:

	Year Ended December 31,
	2021	2020
	(in thousands)
Research and development	$4,616	$1,003
General and administrative	3,217	761

Total	$7,833	$1,764